Derivative Instruments and Hedges - Schedule of Information About Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations (Detail) (Commodity swaps, USD $)
In Thousands, unless otherwise specified
	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Loss Recognized in Accumulated OCI					$ 0		$ (1,365)		$ (5,188)
Loss Reclassified from Accumulated OCI					0	[1]	(283)	[1]	(2,838)	[1]
Gain (Loss) Recognized on Derivatives					0		(50)		(1,189)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Loss Reclassified from Accumulated OCI	0	[2]	(144)	[2]	(335)	[1]	(5,573)	[1]
Gain (Loss) Recognized on Derivatives	$ 12,502	[2]	$ 2,153	[2]	$ 16,117		$ (2,973)		$ (8,643)

[1]	Loss reclassified from Accumulated OCI to earnings is included in Cost of products sold.
[2]	Loss reclassified from Accumulated OCI to earnings and gain recognized on derivatives is included in Cost of products sold.